Financial Instruments - Derivative (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($) $ / $	Dec. 31, 2022 MXN ($) $ / $	Dec. 31, 2023 USD ($)	Aug. 31, 2023 USD ($)	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Jan. 31, 2018 MXN ($)
Derivative Financial Instruments
Carrying Value, Liabilities		$ 71,401
Notional amount	$ 89,814,233			$ 300,000,000.0
Borrowing interest rate (as a percent)					0.85%	0.85%
Designated as hedging instruments
Derivative Financial Instruments
Carrying Value, Assets	251,738	543,581
Notional amount	43,000,795	50,219,558	$ 2,539,500,000				$ 2,578,500,000
Designated as hedging instruments | Interest rate swap maturity at February 2023
Derivative Financial Instruments
Notional amount									$ 2,500,000
Borrowing interest rate (as a percent)									7.7485%
Cumulative gain (loss) on change in fair value of hedge instruments		(19,612)
(Loss) gain on change in fair value of hedge instruments		387
Designated as hedging instruments | Interest rate swap maturity at June 2024
Derivative Financial Instruments
Carrying Value, Assets	251,738	532,344
Notional amount	10,000,000	10,000,000						$ 10,000,000
Cumulative gain (loss) on change in fair value of hedge instruments	220,127
(Loss) gain on change in fair value of hedge instruments	$ 457,522
Designated as hedging instruments | TVI | Interest rate swap maturity at February 2023
Derivative Financial Instruments
Carrying Value, Assets		11,237
Notional amount		2,500,000
Designated as hedging instruments | Average fixed rate | Interest rate swap maturity at June 2024
Derivative Financial Instruments
Borrowing interest rate (as a percent)	6.762%		6.762%
Not designated as hedging instruments
Derivative Financial Instruments
Notional amount							113,400,000
Not designated as hedging instruments | Forward maturity at January 2022 Through February 2022
Derivative Financial Instruments
(Loss) gain on change in fair value of hedge instruments	$ (66,690)	(66,690)
Not designated as hedging instruments | Forward maturity at January 2021 through February 2022
Derivative Financial Instruments
(Loss) gain on change in fair value of hedge instruments		(66,690)
Not designated as hedging instruments | Forwards maturity at January 2023 through June 2023
Derivative Financial Instruments
Carrying Value, Liabilities		$ 34,801
Notional amount							113,388,000
Average foreign exchange rate | $ / $		20.1289
(Loss) gain on change in fair value of hedge instruments	(281,963)
Not designated as hedging instruments | TVI | Forward maturity at January 2022 Through February 2022
Derivative Financial Instruments
Notional amount							28,000,000.0
Average foreign exchange rate | $ / $		20.0975
(Loss) gain on change in fair value of hedge instruments	$ (69,387)
Not designated as hedging instruments | TVI | Forwards maturity at January 2023 through June 2023
Derivative Financial Instruments
Carrying Value, Liabilities		$ 7,650
Notional amount							27,963,000
Not designated as hedging instruments | Empresas Cablevision | Forward maturity at January 2022 Through February 2022
Derivative Financial Instruments
Notional amount			$ 38,600,000
Average foreign exchange rate | $ / $	20.1365
(Loss) gain on change in fair value of hedge instruments	$ (96,208)
Not designated as hedging instruments | Empresas Cablevision | Forward maturity at January 2021 through February 2022
Derivative Financial Instruments
(Loss) gain on change in fair value of hedge instruments	(96,208)
Not designated as hedging instruments | Empresas Cablevision | Forwards maturity at January 2023 through June 2023
Derivative Financial Instruments
Carrying Value, Liabilities		$ 12,047
Notional amount							38,649,000
Not designated as hedging instruments | Sky's forward | Forward maturity at February 2022
Derivative Financial Instruments
Notional amount							58,000,000.0
Average foreign exchange rate		20.1170
(Loss) gain on change in fair value of hedge instruments	$ (144,811)
Not designated as hedging instruments | Sky's forward | Forwards maturity at January 2023 through June 2023
Derivative Financial Instruments
Carrying Value, Liabilities		$ 16,903
Notional amount							$ 58,000,000